                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

[GRAPHIC OF USAA LOGO]
USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2009

(Form N-Q)

48461 -0210                                                                                                                                                                                                                                                    ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the values of the securities.

The Fund’s investments consist of securities meeting the requirements to qualify at the time of purchase as “eligible securities” under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(LIQ)
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., Royal Bank of Canada, Societe Generale, Wachovia Bank, N.A. or WestLB A.G.

1  |  USAA Tax Exempt Money Market Fund

(NBGA)
Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, Merrill Lynch & Co., Inc., Minnesota General Obligation, Montana Board of Investments Intercap Program,  National Rural Utility Corp., or Texas Permanent School Fund.

(INS)
Principal and interest payments are insured by one of the following: Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
USD	Unified School District

Portfolio of Investments  |  2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Money Market Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

	VARIABLE-RATE DEMAND NOTES (90.6%)
	Alabama (3.2%)
$3,000	Auburn IDB (LOC - Compass Bank)	1.31%	4/01/2019	$3,000
3,200	Auburn IDB (LOC - Allied Irish Banks plc)	0.68	5/01/2020	3,200
600	Demopolis IDB (LOC - Compass Bank)	0.46	8/01/2022	600
1,200	Foley Redevelopment Auth. (LOC - RBC Bank (USA))	0.90	6/01/2038	1,200
11,130	Huntsville (LIQ) (a)	0.25	5/01/2015	11,130
2,005	Huntsville Educational Building Auth. (LOC - SunTrust Bank)	2.61	12/01/2022	2,005
2,340	Marengo County Port Auth. (LOC - Compass Bank)	0.46	7/01/2026	2,340
700	Mobile Medical Clinic Board (LOC - Regions Bank)	2.75	2/01/2011	700
3,425	Mobile Medical Clinic Board (LOC - Regions Bank)	2.50	3/01/2022	3,425
5,015	Montgomery (LOC - Regions Bank)	3.79	6/01/2022	5,015
1,100	Northport (LOC - Regions Bank)	2.75	9/03/2015	1,100
3,725	Northport (LOC - Regions Bank)	1.50	7/01/2018	3,725
1,200	Oxford IDA (LOC - Federal Home Loan Bank of Atlanta)	0.50	12/01/2029	1,200
12,795	Spanish Fort Redevelopment Auth. (LIQ)(LOC - Bank of America, N.A.) (a)	0.40	3/01/2012	12,795
10,000	Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)	0.32	3/01/2027	10,000
10,000	Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)	0.32	12/01/2027	10,000
11,000	Tuscaloosa County Port Auth. (LOC - Federal Home Loan Bank of Atlanta)	0.37	5/01/2030	11,000
32,500	Tuscaloosa County Port Auth. (LOC - Compass Bank)	0.55	12/01/2031	32,500

				114,935

	Arizona (0.7%)
5,200	Chandler IDA (LOC - Comerica Bank, N.A.)	0.33	12/01/2037	5,200
5,175	Phoenix Civic Improvement Corp. (INS)(LIQ) (a)	0.23	7/01/2034	5,175
13,000	Verrado Western Overlay Community Facilities District (LOC - Compass Bank)	0.70	7/01/2029	13,000

				23,375

	Arkansas (0.1%)
5,175	Texarkana (LOC - PNC Bank, N.A.)	0.40	3/01/2021	5,175

	California (2.1%)
18,400	Infrastructure and Economic Dev. Bank (LOC - Allied Irish Banks plc)	0.25	8/01/2037	18,400
6,400	Irvine Ranch Water District (LOC - Landesbank Baden-Wurttemberg)	0.30	5/01/2037	6,400
5,000	San Diego USD (LIQ)(LOC - Dexia Credit Local) (a)	0.50	7/01/2028	5,000

3  |  USAA Tax Exempt Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$15,000	State (LIQ) (a)	0.28%	12/01/2030	$15,000
7,700	State (LIQ) (a)	0.28	12/01/2030	7,700
3,000	State (LIQ)(LOC - Dexia Credit Local) (a)	0.30	8/01/2032	3,000
20,000	Statewide Communities Dev. Auth. (LIQ)(LOC - Citigroup, Inc.) (a)	0.50	7/01/2012	20,000

				75,500

	Colorado (4.8%)
4,940	Arista Metropolitan District (LOC - Compass Bank)	0.70	12/01/2030	4,940
3,335	Bachelor Gulch Metropolitan District (LOC - Compass Bank)	0.75	12/01/2023	3,335
6,510	Base Village Metropolitan District No. 2 (LOC - U.S. Bank, N.A.)	0.25	12/01/2038	6,510
8,100	Brighton Crossing Metropolitan District No. 4 (LOC - Compass Bank)	0.75	12/01/2034	8,100
13,950	Centerra Metropolitan District No. 1 (LOC - Compass Bank)	0.70	12/01/2029	13,950
8,625	Commerce City Northern Infrastructure General Improvement District (LOC - U.S. Bank, N.A.)	0.25	12/01/2038	8,625
6,500	Cornerstar Metropolitan District Co. (LOC - Compass Bank)	0.75	12/01/2037	6,500
1,870	Denver Urban Renewal Auth. (LOC - Compass Bank)	0.70	9/01/2017	1,870
15,815	Denver Urban Renewal Auth. (LOC - Compass Bank)	0.70	9/01/2017	15,815
8,885	Denver Urban Renewal Auth. (LOC - Compass Bank)	0.70	9/01/2017	8,885
2,020	El Paso County (LOC - JPMorgan Chase Bank, N.A.)	0.67	11/01/2021	2,020
1,155	Health Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)	0.67	1/01/2018	1,155
10,055	Health Facilities Auth. (LOC - Key Bank, N.A.)	0.40	6/01/2030	10,055
20,230	Health Facilities Auth. (LOC - Allied Irish Banks plc)	0.29	6/01/2037	20,230
23,990	Jefferson Metropolitan District (LIQ)(NBGA) (a)	1.25	12/01/2028	23,990
600	Postsecondary Educational Facilities Auth. (LOC - Wells Fargo Bank, N.A.)	0.37	6/01/2011	600
1,340	Postsecondary Educational Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)	0.67	4/01/2013	1,340
6,650	Timnath Dev. Auth. (LOC - Compass Bank)	0.75	12/01/2029	6,650
24,560	University of Colorado Hospital Auth. (INS)(LIQ)	0.34	11/15/2033	24,560

				169,130

	Connecticut (0.2%)
6,495	Health and Educational Facilities Auth. (LOC - Allied Irish Banks plc)	0.60	7/01/2030	6,495

	Delaware (0.4%)
8,050	EDA (LOC - Citizens Bank of Pennsylvania)	0.50	7/01/2033	8,050
6,600	EDA IDA	1.65	12/01/2014	6,600

				14,650

	Florida (5.3%)
9,840	Brevard County Housing Finance Auth. (LIQ)(NBGA) (a)	0.35	12/01/2032	9,840
16,195	Broward County Housing Finance Auth. (LIQ)(NBGA) (a)	0.50	9/01/2032	16,195
3,635	Collier County IDA (LOC - SunTrust Bank)	0.40	9/01/2029	3,635
5,205	Dade County (LOC - SunTrust Bank)	0.35	8/01/2015	5,205

Portfolio of Investments  |  4

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$24,890	Highlands County Health Facilities Auth. (LOC - Federal Home Loan Bank of Atlanta)	0.21%	11/15/2026	$24,890
8,850	Highlands County Health Facilities Auth.	0.22	11/15/2027	8,850
22,280	Highlands County Health Facilities Auth. (LOC - Federal Home Loan Bank of Atlanta)	0.26	11/15/2034	22,280
1,200	Hillsborough County IDA (LIQ)(LOC - Citibank, N.A.) (a)	0.45	4/01/2014	1,200
13,200	Housing Finance Corp. (LIQ)(NBGA) (a)	0.50	10/01/2032	13,200
900	Jacksonville	0.25	5/01/2029	900
4,560	JEA (INS)(LIQ) (a)	0.30	10/01/2013	4,560
6,405	Miami-Dade County IDA (LOC - Federal Home Loan Bank of Atlanta)	0.20	5/01/2028	6,405
8,000	Miami-Dade County School Board (INS)(LIQ) (a)	0.30	5/01/2016	8,000
14,400	Orlando-Orange County Expressway Auth. (LIQ)(INS)	0.27	7/01/2032	14,400
2,000	Palm Beach County (LOC - Northern Trust Co.)	0.38	3/01/2027	2,000
17,915	Peace River (LIQ)(INS) (a)	0.30	10/01/2013	17,915
975	Pembroke Pines (INS)(LIQ)	0.24	7/01/2032	975
4,405	Sunshine State Governmental Financing Commission (LOC - Dexia Credit Local)	0.27	7/01/2016	4,405
10,970	Univ. Athletic Association, Inc. (LOC - SunTrust Bank)	0.42	10/01/2031	10,970
2,890	Univ. of North Florida Financing Corp. (LIQ)(LOC - Deutsche Bank A.G.) (a)	0.23	11/01/2027	2,890
9,975	West Palm Beach (LIQ) (a)	0.27	10/01/2012	9,975

				188,690

	Georgia (1.4%)
8,000	Floyd County Dev. Auth. (LOC - RBC Bank (USA))	0.70	4/01/2017	8,000
10,000	Hall County Hospital Auth. (INS)(LIQ)	0.30	5/01/2036	10,000
30,150	Metropolitan Rapid Transit Auth. (LOC - Bayerische Landesbank)(LOC - WestLB A.G.)	0.32	7/01/2025	30,150

				48,150

	Hawaii (0.3%)
5,130	Pacific Health (LOC - Bank of Nova Scotia)	0.22	7/01/2033	5,130
6,450	Pacific Health (LOC - Bank of Nova Scotia)	0.22	7/01/2033	6,450

				11,580

	Illinois (3.0%)
13,325	Chicago (LIQ) (a)	0.30	5/01/2014	13,325
20,130	Chicago (LIQ)(INS) (a)	0.30	1/01/2015	20,130
4,200	Dev. Finance Auth.	0.37	1/01/2016	4,200
1,255	Dev. Finance Auth. (LOC - Northern Trust Co.)	0.95	8/01/2022	1,255
3,190	Finance Auth. (LOC - Fifth Third Bank)	3.00	3/01/2031	3,190
7,650	Finance Auth. (LOC - RBS Citizens, N.A.)	0.90	1/01/2037	7,650
6,500	Finance Auth. (LOC - RBS Citizens, N.A.)	0.80	9/01/2043	6,500
19,990	Metropolitan Pier and Exposition Auth. (LIQ)(LOC - Deutsche Bank A.G.) (a)	0.23	6/15/2034	19,990
6,000	Metropolitan Pier and Exposition Auth. (LIQ)(LOC - Deutsche Bank A.G.) (a)	0.23	12/15/2039	6,000
4,249	Springfield Airport Auth.	0.62	10/15/2016	4,249
20,760	Woodridge (INS)(LOC - Societe Generale)	0.60	7/01/2020	20,760

				107,249

	Indiana (2.6%)
6,755	Berne (LOC - Federal Home Loan Bank of Indianapolis)	0.35	10/01/2033	6,755
646	Crawfordsville (LOC - Federal Home Loan Bank of Indianapolis)	0.33	1/01/2030	646

5  |  USAA Tax Exempt Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$8,165	Dev. Finance Auth. (LOC - Key Bank, N.A.)	0.65%	1/01/2023	$8,165
5,995	Evansville (LOC - Fifth Third Bank)	0.51	1/01/2025	5,995
9,620	Finance Auth. (LOC - Federal Home Loan Bank of Indianapolis)	0.35	7/01/2029	9,620
3,155	Finance Auth. (LOC - National City Bank)	0.40	6/01/2037	3,155
10,430	Health Facilities Auth. (LOC - Fifth Third Bank)	2.50	4/01/2022	10,430
9,000	Health Facilities Auth. (LOC - Fifth Third Bank)	0.75	11/01/2024	9,000
1,300	Huntington	0.67	6/26/2014	1,300
4,140	Jasper County (LOC - Fifth Third Bank)	0.75	12/01/2022	4,140
1,355	Morgan County (LOC - Fifth Third Bank)	0.75	12/01/2027	1,355
10,695	Morgan County (LOC - Fifth Third Bank)	0.75	12/01/2027	10,695
1,600	St. Joseph County (LOC - Wells Fargo Bank, N.A.)	0.37	6/01/2022	1,600
9,200	Tipton (LOC - Fifth Third Bank)	0.75	6/01/2031	9,200
5,475	Winona Lake (LOC - Fifth Third Bank)	0.75	6/01/2031	5,475
6,490	Winona Lake (LOC - Key Bank, N.A.)	0.55	7/01/2031	6,490

				94,021

	Iowa (3.8%)
6,850	Chillicothe	0.37	1/01/2023	6,850
12,750	Council Bluffs	0.37	1/01/2025	12,750
14,900	Finance Auth. (NBGA)	0.22	11/01/2035	14,900
8,000	Finance Auth. (NBGA)	0.22	11/01/2035	8,000
23,000	Finance Auth.	0.34	6/01/2036	23,000
33,000	Finance Auth.	0.34	9/01/2036	33,000
34,900	Louisa County	0.40	10/01/2024	34,900
1,500	Sheldon	0.62	11/01/2015	1,500

				134,900

	Kansas (0.1%)
3,815	North Newton (LOC - U.S. Bank, N.A.)	0.28	1/01/2023	3,815

	Kentucky (2.4%)
1,685	Boone County (LOC - JPMorgan Chase Bank, N.A.)	0.67	11/01/2021	1,685
20,975	Economic Dev. Finance Auth. (INS)(LIQ)	0.45	8/01/2018	20,975
2,000	Frankfort	0.67	5/07/2014	2,000
9,005	Hancock County (LOC - BMO Bank of Montreal)	0.35	7/01/2010	9,005
9,490	Hancock County (LOC - BMO Bank of Montreal)	0.35	7/01/2011	9,490
20,000	Hancock County (LOC - HSBC Bank USA)	0.35	7/01/2012	20,000
1,555	Lexington-Fayette Urban County (LOC - JPMorgan Chase Bank, N.A.)	0.67	7/01/2021	1,555
3,275	Lexington-Fayette Urban County (LOC - Federal Home Loan Bank of Cincinnati)	0.50	12/01/2027	3,275
18,110	Louisville and Jefferson County (INS)(LIQ) (a)	0.23	12/01/2012	18,110

				86,095

	Louisiana (2.2%)
1,550	Ascension Parish	0.67	9/01/2010	1,550
6,600	Ascension Parish	0.37	3/01/2011	6,600
4,000	Donaldsonville IDB (LOC - Regions Bank)	4.30	2/01/2027	4,000
1,470	Environmental Facilities and Community Dev. Auth. (LOC - Federal Home Loan Bank of Dallas)	0.37	4/01/2018	1,470
1,900	Hammond Area Economic and Industrial Dev. District (LOC - Federal Home Loan Bank of Dallas)	0.37	3/01/2033	1,900
9,540	New Orleans (LOC - Capital One, N.A.)	1.00	8/01/2024	9,540
3,570	Public Facilities Auth. (LOC - Federal Home Loan Bank of Dallas)	0.37	12/01/2014	3,570
1,100	Public Facilities Auth.	0.37	8/01/2017	1,100

Portfolio of Investments  |  6

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$8,690	Public Facilities Auth. (LOC - Bank of New York Mellon)	0.55%	4/01/2021	$8,690
3,400	Public Facilities Auth. (LOC - Capital One, N.A.)	0.85	7/01/2023	3,400
625	Public Facilities Auth. (LOC - Capital One, N.A.)	0.85	7/01/2023	625
3,190	Public Facilities Auth. (LOC - Capital One, N.A.)	0.85	7/01/2027	3,190
25,000	St. James Parish (LOC - Natixis)	0.30	11/01/2039	25,000
7,800	St. Tammany Parish Dev. District (LOC - Federal Home Loan Bank of Dallas)	0.37	3/01/2033	7,800

				78,435

	Maine (0.4%)
13,100	Finance Auth. (LOC - Banco Santander)	0.33	7/01/2037	13,100

	Maryland (0.9%)
1,000	Baltimore County IDA	0.67	3/01/2014	1,000
2,635	Chestertown (LOC - RBS Citizens, N.A.)	0.90	3/01/2038	2,635
7,500	Gaithersburg (LIQ)(LOC - Citibank, N.A.) (a)	0.45	7/01/2014	7,500
19,795	Montgomery County Auth. (LOC - Manufacturers & Traders Trust Co)	0.42	12/01/2027	19,795

				30,930

	Massachusetts (0.6%)
5,500	Dev. Finance Agency (LOC - TD Bank, N.A.)	0.35	9/01/2038	5,500
16,100	Dev. Finance Agency (LOC - RBS Citizens, N.A.)	0.31	7/01/2043	16,100

				21,600

	Michigan (5.2%)
21,105	Building Auth. (LIQ)(INS) (a)	0.30	10/15/2014	21,105
22,675	Charlotte Hospital Finance Auth. (LOC - Fifth Third Bank)	0.75	5/01/2029	22,675
12,930	Detroit School District (LIQ)(LOC - Dexia Credit Local) (a)	0.50	5/01/2025	12,930
12,325	Higher Education Facilities Auth. (LOC - Comerica Bank, N.A.)	0.35	8/01/2026	12,325
3,000	Hospital Finance Auth. (INS)(LIQ)	0.28	6/01/2022	3,000
10,660	Huron County (LOC - Fifth Third Bank)	0.75	10/01/2028	10,660
31,575	Marquette County (LOC - RBS Citizens, N.A.)	0.65	3/01/2033	31,575
5,325	Oakland County EDC (LOC - Allied Irish Banks plc)	0.40	9/01/2023	5,325
1,545	Oakland County EDC (LOC - Allied Irish Banks plc)	0.90	9/01/2023	1,545
19,640	Oakland County EDC (LOC - Fifth Third Bank)	0.75	3/01/2029	19,640
6,925	Oakland County EDC (LOC - Comerica Bank, N.A.)	0.35	12/01/2032	6,925
7,055	Oakland County EDC (LOC - Comerica Bank, N.A.)	0.33	5/01/2037	7,055
12,445	Strategic Fund (LOC - Allied Irish Banks plc)	0.34	5/01/2032	12,445
14,140	Strategic Fund (LOC - Comerica Bank, N.A.)	0.33	7/01/2034	14,140
4,675	Strategic Fund (LOC - Comerica Bank, N.A.)	0.33	7/01/2034	4,675

				186,020

	Minnesota (0.5%)
2,880	Canby Community Hospital District No.1	0.62	11/01/2026	2,880
4,100	North Suburban Hospital District (LOC - Wells Fargo Bank, N.A.)	0.37	2/01/2013	4,100
4,675	Rochester (LOC - ABN AMRO Bank N.V.)	1.25	4/01/2022	4,675
6,150	St. Paul Housing and Redevelopment Auth. (LOC - Allied Irish Banks plc)	0.32	2/01/2026	6,150

				17,805

7  |  USAA Tax Exempt Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

	Mississippi (1.2%)
$15,610	Business Finance Corp. (LOC - Regions Bank)	2.50%	10/01/2018	$15,610
5,995	Business Finance Corp. (LOC - Federal Home Loan Bank of Dallas)	0.32	6/01/2029	5,995
5,500	Business Finance Corp. (LOC - Federal Home Loan Bank of Dallas)	0.37	3/01/2033	5,500
7,310	Business Finance Corp. (LOC - Hancock Bank)	0.73	4/01/2033	7,310
9,900	Business Finance Corp. (LOC - Hancock Bank)	0.36	12/01/2036	9,900

				44,315

	Missouri (1.4%)
15,000	Buchanan County (LOC - Wells Fargo Bank, N.A.)	0.34	10/01/2026	15,000
6,500	Health and Educational Facilities Auth. (LOC - Allied Irish Banks plc)	0.34	6/01/2023	6,500
5,850	Health and Educational Facilities Auth. (LOC - KBC Bank, N.V.)	0.30	8/01/2029	5,850
10,345	Health and Educational Facilities Auth. (LOC - Bank of Oklahoma, N.A.)	0.41	7/01/2040	10,345
9,000	Jackson County IDA (LOC - Commerce Bank, N.A.)	0.38	7/01/2025	9,000
1,785	St. Louis County IDA (LOC - U.S. Bank, N.A.)	0.40	6/15/2024	1,785

				48,480

	Nebraska (0.1%)
400	Lancaster County Hospital Auth. (LOC - Allied Irish Banks plc)	0.35	7/01/2030	400
2,130	Sarpy County	0.67	7/01/2013	2,130

				2,530

	Nevada (1.4%)
28,700	Clark County (LOC - Bayerische Landesbank)	0.30	7/01/2029	28,700
20,000	Clark County (LOC - Landesbank Baden-Wurttemberg)	0.30	7/01/2040	20,000

				48,700

	New Hampshire (0.4%)
15,800	Health and Educational Facilities Auth. (LOC - Federal Home Loan Bank of Boston)	0.23	7/01/2032	15,800

	New Jersey (1.1%)
26,360	EDA (LIQ)(LOC - Dexia Credit Local) (a)	0.50	9/01/2022	26,360
3,220	EDA (LOC - Valley National Bank)	0.50	3/01/2031	3,220
9,830	Health Care Facilities Financing Auth. (LIQ)(LOC - Bank of America, N.A.) (a)	0.40	7/01/2013	9,830

				39,410

	New York (6.1%)
4,300	Allegany County IDA (LOC - Key Bank, N.A.)	0.60	4/01/2029	4,300
5,500	Broome County IDA (LOC - Manufacturers & Traders Trust Co)	0.30	7/01/2023	5,500
5,730	Broome County IDA (LOC - Manufacturers & Traders Trust Co)	0.30	7/01/2040	5,730
3,595	Clinton County IDA (LOC - Key Bank, N.A.)	0.40	7/01/2042	3,595
11,350	Dormitory Auth. (LIQ)(LOC - Dexia Credit Local) (a)	0.50	5/15/2022	11,350
8,745	Dormitory Auth. (LOC - Federal Home Loan Bank of Boston)	0.24	6/01/2034	8,745

Portfolio of Investments  |  8

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$5,870	East Rochester Housing Auth. (LOC - RBS Citizens, N.A.)	0.53%	12/01/2036	$5,870
870	Erie County IDA (INS)(LIQ) (a)	0.28	11/01/2015	870
1,295	Essex County IDA (LOC - Key Bank, N.A.)	0.40	3/01/2032	1,295
1,475	Lancaster IDA (LOC - Manufacturers & Traders Trust Co)	0.37	11/01/2032	1,475
24,600	Local Government Assistance Corp. (INS)(LIQ)	0.30	4/01/2022	24,600
6,725	Monroe County IDA (LOC - Key Bank, N.A.)	0.40	6/01/2026	6,725
9,115	Monroe County IDA (LOC - RBS Citizens, N.A.)	0.53	7/01/2027	9,115
1,500	MTA (INS)(LIQ) (a)	0.23	3/01/2012	1,500
3,800	MTA (INS)(LIQ)	0.34	11/01/2022	3,800
3,370	New York City (LIQ)(LOC - Dexia Credit Local) (a)	0.50	2/01/2016	3,370
11,000	New York City Housing Dev. Corp. (LOC - Bank of America, N.A.)	0.22	11/01/2048	11,000
1,300	New York City Municipal Water Finance Auth. (LIQ) (a)	0.25	6/15/2013	1,300
5,200	Oneida County IDA (LOC - Manufacturers & Traders Trust Co)	0.30	6/01/2030	5,200
6,090	Ontario County IDA (LOC - Key Bank, N.A.)	0.65	7/01/2030	6,090
13,120	Ontario County IDA (LOC - RBS Citizens, N.A.)	0.53	6/01/2036	13,120
17,660	State Dormitory Auth. (LOC - Key Bank, N.A.)	0.40	11/01/2036	17,660
21,375	Triborough Bridge and Tunnel Auth. (LOC - Bayerische Landesbank)	0.27	1/01/2032	21,375
16,375	Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local) (a)	0.40	3/15/2023	16,375
26,910	Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local) (a)	0.40	3/15/2024	26,910

				216,870

	Ohio (5.7%)
22,300	Air Quality Dev. Auth.	0.35	9/01/2030	22,300
2,170	Cadiz (LOC - National City Bank)	1.25	1/01/2033	2,170
22,420	Clinton County (LOC - Fifth Third Bank)	0.55	6/01/2032	22,420
4,385	Cuyahoga County (LOC - Key Bank, N.A.)	0.65	3/01/2033	4,385
6,200	Darke County (LOC - Fifth Third Bank)	0.75	12/01/2024	6,200
8,710	Delaware County (LOC - Fifth Third Bank)	0.51	10/01/2033	8,710
1,950	Hamilton County (LOC - Fifth Third Bank)	0.55	4/01/2028	1,950
3,600	Hilliard (LOC - U.S. Bank, N.A.)	0.35	8/01/2012	3,600
8,945	Housing Finance Agency (INS)(LOC - Societe Generale)	0.60	9/01/2026	8,945
9,465	Logan County (LOC - Fifth Third Bank)	0.75	4/01/2027	9,465
2,800	Meigs County (LOC - U.S. Bank, N.A.)	0.35	8/01/2012	2,800
13,095	Montgomery County (LOC - Fifth Third Bank)	0.75	9/01/2026	13,095
25,000	Montgomery County (LIQ)(INS)	0.30	8/01/2047	25,000
21,880	Northeast Regional Sewer District (LIQ) (a)	0.25	5/15/2015	21,880
2,775	Portage County (LOC - JPMorgan Chase Bank, N.A.)	0.62	12/01/2022	2,775
17,230	Univ. of Akron (INS)(LIQ)	0.36	1/01/2029	17,230
15,285	Univ. of Akron (INS)(LIQ)	0.36	1/01/2029	15,285
8,005	Univ. of Cincinnati (LOC - Bayerische Landesbank)	0.63	6/01/2034	8,005
3,000	Warren County (LOC - U.S. Bank, N.A.)	0.35	8/01/2012	3,000
3,310	Wayne County (LOC - Fifth Third Bank)	0.75	9/01/2021	3,310

				202,525

	Oklahoma (3.1%)
8,700	Garfield County Industrial Auth.	0.45	1/01/2025	8,700
2,460	IDA (LOC - JPMorgan Chase Bank, N.A.)	0.67	8/01/2018	2,460
32,400	Muskogee Industrial Trust	0.54	1/01/2025	32,400
56,000	Muskogee Industrial Trust	0.52	6/01/2027	56,000

9  |  USAA Tax Exempt Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$11,400	Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)	0.42%	11/01/2026	$11,400

				110,960

	Oregon (1.2%)
2,900	Multnomah County (LOC - Key Bank, N.A.)	0.50	12/01/2029	2,900
38,100	Port of Portland (LOC - Bank of Tokyo-Mitsubishi UFJ, Lt)	0.47	12/01/2014	38,100

				41,000

	Pennsylvania (3.9%)
6,100	Allegheny County Hospital Dev. Auth. (LOC - SunTrust Bank)	0.40	9/01/2027	6,100
10,830	Central Bucks School District (LIQ)(LOC - Dexia Credit Local) (a)	0.50	5/15/2022	10,830
5,250	Chartiers Valley Industrial and Commercial Dev. Auth.	1.12	11/15/2017	5,250
25,000	Delaware Valley (LOC - Bayerische Landesbank)	0.30	8/01/2016	25,000
27,000	Emmaus General Auth. (INS)(LIQ)	0.32	12/01/2028	27,000
2,400	Higher Educational Facilities Auth. (LOC - Fulton Bank)	2.25	11/01/2028	2,400
2,200	Higher Educational Facilities Auth. (LOC - Fulton Bank)	2.25	11/01/2033	2,200
20,000	Lackawanna County (LIQ)(INS)	0.41	9/01/2035	20,000
10,000	Lackawanna County (LIQ)(INS)	0.45	9/01/2035	10,000
3,700	Langhorne Manor (LOC - Citizens Bank of Pennsylvania)	0.58	10/01/2032	3,700
5,120	Langhorne Manor (LOC - Citizens Bank of Pennsylvania)	0.58	10/01/2032	5,120
20,040	Water Auth. (LIQ)(INS)	0.41	11/01/2024	20,040

				137,640

	Puerto Rico (2.7%)
8,865	Commomwealth (LIQ)(LOC - Dexia Credit Local) (a)	0.50	7/01/2041	8,865
28,490	Commonwealth (LIQ)(LOC - Bank of America, N.A.) (a)	0.40	7/01/2011	28,490
28,920	Electric Power Auth. (LIQ)(LOC - Citibank, N.A.) (a)	0.42	3/01/2010	28,920
27,985	Electric Power Auth. (LIQ)(LOC - Dexia Credit Local) (a)	0.50	7/01/2033	27,985

				94,260

	Rhode Island (0.2%)
2,820	EDC (LOC - RBS Citizens, N.A.)	0.70	10/01/2034	2,820
1,880	Health and Educational Building Corp. (LOC - RBS Citizens, N.A.)	0.31	4/01/2035	1,880
2,745	Health and Educational Building Corp. (LOC - RBS Citizens, N.A.)	0.31	4/01/2036	2,745

				7,445

	South Carolina (1.6%)
15,075	Charleston County School District (INS)(LIQ) (a)	0.30	12/01/2013	15,075
29,110	Jobs EDA (LOC - Regions Bank)	2.10	10/01/2035	29,110
13,640	Jobs EDA (LOC - SunTrust Bank)	0.35	11/01/2035	13,640

				57,825

	South Dakota (1.5%)
5,975	Health and Educational Facilities Auth.	0.62	11/01/2020	5,975

Portfolio of Investments  |  10

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$3,780	Health and Educational Facilities Auth.	0.62%	11/01/2025	$3,780
7,970	Health and Educational Facilities Auth.	0.62	11/01/2027	7,970
36,495	Health and Educational Facilities Auth. (LOC - Allied Irish Banks plc)	0.42	7/01/2033	36,495

				54,220

	Tennessee (1.1%)
13,935	Cookeville Regional Medical Center Auth. (LOC - Regions Bank)	0.95	3/01/2036	13,935
5,100	Jackson Health, Educational and Housing Facility Board (LOC - Regions Bank)	0.95	9/01/2016	5,100
2,665	Jackson Health, Educational and Housing Facility Board (LOC - Regions Bank)	0.95	7/01/2024	2,665
9,500	McMinn County (LOC - Regions Bank)	0.95	11/01/2036	9,500
4,840	Memphis-Shelby County (LOC - SunTrust Bank)	0.40	1/01/2028	4,840
2,430	Metropolitan Government of Nashville and Davidson County (LOC - Fifth Third Bank)	0.55	12/01/2024	2,430

				38,470

	Texas (9.3%)
11,000	Atascosa County IDC (NBGA)	0.95	6/30/2020	11,000
770	Bell County Health Facilities Dev. Corp. (LOC - JPMorgan Chase Bank, N.A.)	0.52	5/01/2023	770
25,285	Brazos County Health Facilities Dev. (LIQ)(NBGA) (a)	1.10	1/01/2019	25,285
2,565	Cameron Education Corp. (LOC - JPMorgan Chase Bank, N.A.)	0.67	6/01/2031	2,565
9,105	Crawford Education Facilities Corp. (LOC - BNP Paribas)	1.10	5/01/2035	9,105
8,210	Denton County (LIQ) (a)	0.30	7/15/2011	8,210
6,845	Department of Housing and Community Affairs (LOC - Bank of America, N.A.)	0.28	5/01/2042	6,845
9,570	El Paso County Hospital District (LIQ) (a)	0.30	8/15/2013	9,570
10,245	Forney ISD (LIQ)(NBGA) (a)	0.23	8/15/2033	10,245
21,335	Houston (INS)(LIQ) (a)	0.30	11/01/2011	21,335
20,140	Houston (INS)(LIQ) (a)	0.23	5/15/2015	20,140
29,460	Houston (LOC - Bank of America, N.A., Bank of New York Mellon, Dexia Credit Local, and State Street Bank and Trust Co.)	0.25	5/15/2034	29,460
53,350	Houston (LOC - Bank of America, N.A., Bank of New York Mellon, Dexia Credit Local, and State Street Bank and Trust Co.)	0.25	5/15/2034	53,350
7,435	Judson ISD (INS)(LIQ) (a)	0.30	2/01/2031	7,435
1,800	North Central IDA	0.67	10/01/2013	1,800
16,230	Student Housing Auth. (LIQ)(NBGA) (a)	0.35	10/01/2033	16,230
21,225	Tarrant County Health Facilities Dev. (LOC - HSH Nordbank A.G.)	0.35	8/15/2036	21,225
14,470	Tarrant County Housing Finance Corp. (LIQ)(NBGA) (a)	0.35	11/01/2029	14,470
19,500	Transportation Commission (LIQ) (a)	0.23	4/01/2033	19,500
9,090	Transportation Commission (LIQ) (a)	0.23	4/01/2035	9,090
7,700	Trinity River IDA	0.70	1/01/2013	7,700
25,635	Turnpike Auth. (INS)(LIQ) (a)	0.23	1/01/2012	25,635

				330,965

	Utah (0.6%)
19,965	Board of Regents (LIQ)(LOC - Dexia Credit Local) (a)	0.50	4/01/2029	19,965

	Vermont (0.2%)
6,665	Educational and Health Buildings Financing Agency (LOC - Allied Irish Banks plc)	0.40	4/15/2033	6,665

11  |  USAA Tax Exempt Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

	Virginia (2.4%)
$5,760	Alexandria IDA (LOC - Branch Banking & Trust Co.)	0.23%	10/01/2030	$5,760
11,025	Alexandria IDA (LOC - SunTrust Bank)	0.30	10/01/2043	11,025
28,800	Chesapeake Hospital Auth. (LOC - Federal Home Loan Bank of Atlanta)	0.35	7/01/2031	28,800
7,700	Chesterfield County EDA (LIQ)(INS)	0.27	11/01/2042	7,700
3,500	Fairfax County EDA (LOC - SunTrust Bank)	0.35	6/01/2037	3,500
21,085	Harrisonburg Redevelopment and Housing Auth. (LIQ)(NBGA) (a)	0.35	2/01/2026	21,085
5,250	Henrico County EDA (INS)(LIQ)	0.27	11/01/2042	5,250
585	Lynchburg IDA (LOC - SunTrust Bank)	0.50	12/01/2034	585

				83,705

	Washington (3.5%)
5,000	Economic Dev. Finance Auth. (LOC - Bank of the West)	0.27	2/12/2019	5,000
5,645	Health Care Facilities Auth. (INS)(LIQ) (a)	0.55	8/15/2013	5,645
14,550	Health Care Facilities Auth. (LOC - Key Bank, N.A.)	0.50	7/01/2030	14,550
18,475	Health Care Facilities Auth. (INS)(LIQ)	0.55	12/01/2036	18,475
27,500	Health Care Facilities Auth. (LOC - Key Bank, N.A.)	0.32	7/01/2038	27,500
10,520	Higher Education Facilities Auth.	0.29	10/01/2031	10,520
42,055	Housing Finance Commission (LOC - HSH Nordbank A.G.)	0.35	3/01/2036	42,055

				123,745

	West Virginia (0.5%)
2,775	Harrison County (LOC - U.S. Bank, N.A.)	0.35	12/01/2012	2,775
9,630	Marshall County	0.37	3/01/2026	9,630
3,100	Monongalia County (LOC - U.S. Bank, N.A.)	0.35	12/01/2012	3,100
2,200	Ripley (LOC - U.S. Bank, N.A.)	0.35	12/01/2012	2,200

				17,705

	Wisconsin (0.1%)
820	Health and Educational Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)	0.67	5/01/2026	820
2,035	Milwaukee Redevelopment Auth. (LOC - JPMorgan Chase Bank, N.A.)	0.35	5/01/2025	2,035

				2,855

	Wyoming (1.1%)
16,500	Converse County	2.02	12/01/2020	16,500
6,700	Platte County (NBGA)	0.70	7/01/2014	6,700
9,335	Sweetwater County	2.02	12/01/2020	9,335
6,305	Sweetwater County	2.02	12/01/2020	6,305

				38,840

	Total Variable-Rate Demand Notes (cost: $3,216,545)			3,216,545

	PUT BONDS (2.6%)
	Alabama (0.5%)
18,500	Mobile IDB	1.40	7/15/2034	18,500

Portfolio of Investments  |  12

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

	Colorado (0.1%)
$3,570	NBC Metropolitan District (LOC - U.S. Bank, N.A.)	1.00%	12/01/2030	$3,570

	Florida (0.5%)
16,000	Escambia County	1.75	4/01/2039	16,000

	Georgia (0.2%)
7,500	Monroe County Dev. Auth.	0.80	11/01/2048	7,500

	Montana (1.3%)
9,415	Board of Investments (NBGA)	2.15	3/01/2017	9,415
12,055	Board of Investments (NBGA)	2.15	3/01/2018	12,055
11,750	Board of Investments (NBGA)	2.15	3/01/2025	11,750
12,735	Board of Investments (NBGA)	2.15	3/01/2028	12,735

				45,955

	Pennsylvania (0.0%)
1,750	Allegheny County IDA (LOC - PNC Bank, N.A.)	0.98	12/01/2040	1,750

	Total Put Bonds (cost: $93,275)			93,275

	FIXED-RATE INSTRUMENTS (6.7%)
	California (1.1%)
40,000	State	3.00	5/25/2010	40,273

	Connecticut (0.3%)
10,000	Waterbury	2.50	9/01/2010	10,099

	Kentucky (0.3%)
11,000	Rural Water Finance Corp.	1.25	1/01/2011	11,060

	Minnesota (1.1%)
3,700	Crookston ISD (NBGA)	1.00	9/29/2010	3,712
1,330	Kimball ISD (NBGA)	1.50	9/14/2010	1,335
1,350	Morris ISD (NBGA)	1.25	9/16/2010	1,356
1,075	Onamia ISD (NBGA)	1.50	9/15/2010	1,079
4,270	Red Wing ISD (NBGA)	2.00	8/18/2010	4,296
2,355	St. Anthony ISD (NBGA)	2.00	8/11/2010	2,366
8,050	St. Cloud ISD (NBGA)	1.50	8/24/2010	8,083
4,250	St. Francis ISD (NBGA)	1.00	9/20/2010	4,260
4,600	Water Finance Auth.	2.25	5/01/2010	4,619
3,080	West Central Area ISD (NBGA)	1.50	9/01/2010	3,093
3,700	West St. Paul ISD (NBGA)	2.75	3/11/2010	3,707

				37,906

	Missouri (0.3%)
8,800	Public Utilities Commission	2.25	8/01/2010	8,863

	New York (0.3%)
3,000	Erie County Fiscal Stability Auth.	2.00	5/19/2010	3,012
8,805	Erie County Fiscal Stability Auth.	1.25	7/30/2010	8,840

				11,852

	Texas (3.3%)
15,000	Dallas Area Rapid Transit	0.55	1/21/2010	15,000

13  |  USAA Tax Exempt Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

$10,000	Dallas Area Rapid Transit	0.55%	2/10/2010	$10,000
20,000	Dallas Area Rapid Transit	0.48	2/24/2010	20,000
15,000	Dallas Area Rapid Transit	0.37	3/03/2010	15,000
10,000	Houston	0.32	1/20/2010	10,000
15,000	Houston	0.55	1/20/2010	15,000
10,000	Houston	0.55	1/20/2010	10,000
13,600	Houston	0.35	2/03/2010	13,600
10,000	Houston	0.35	3/03/2010	10,000

				118,600

	Total Fixed-Rate Instruments(cost: $238,653)			238,653

	Total Investments (cost: $3,548,473)			$3,548,473

($ in 000s)		VALUATION HIERARCHY

	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
VARIABLE-RATE DEMAND NOTES	$—	$3,216,545	$—	$3,216,545
PUT BONDS	—	93,275	—	93,275
FIXED-RATE INSTRUMENTS	—	238,653	—	238,653
Total	$—	$3,548,473	$—	$3,548,473

Portfolio of Investments  |  14

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust’s Board of Trustees.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act.  Generally, amortized cost

15  |  USAA Tax Exempt Money Market Fund

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. Guarantee program – Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008, for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. Effective September 18, 2009, the Program has expired.

E. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,551,669,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

Notes to Portfolio of Investments  |  16

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.